Supplementary Information on Oil and Gas Exploration and Production Activities (Unaudited) - Proved Oil and Gas Reserve Estimates (Detail) MMBoe in Millions, MMBbls in Millions, Bcfe in Billions	12 Months Ended
	Dec. 31, 2017 MMBoe Bcfe MMBbls	Dec. 31, 2016 MMBoe Bcfe MMBbls	Dec. 31, 2015 MMBoe Bcfe MMBbls
Reserve Quantities [Line Items]
Proved developed and undeveloped reserves, Beginning balance | MMBoe	21,118	22,005
Proved developed and undeveloped reserves, Ending balance | MMBoe	20,753	21,118	22,005
Natural gas [member]
Reserve Quantities [Line Items]
Proved developed and undeveloped reserves, Beginning balance | Bcfe	79,060	77,879
Proved developed and undeveloped reserves, Ending balance | Bcfe	77,260	79,060	77,879
Crude oil and condensate [member]
Reserve Quantities [Line Items]
Proved developed and undeveloped reserves, Beginning balance | MMBbls	7,942	9,025
Proved developed and undeveloped reserves, Ending balance | MMBbls	7,876	7,942	9,025
Consolidated entities [member]
Reserve Quantities [Line Items]
Proved developed and undeveloped reserves, Beginning balance | MMBoe	20,556	21,442	22,443
Revisions of previous estimates | MMBoe	195	(799)	(1,697)
Improved recovery | MMBoe	98	93	106
Extensions and discoveries | MMBoe	905	1,287	2,084
Production | MMBoe	(1,458)	(1,467)	(1,494)
Proved developed and undeveloped reserves, Ending balance | MMBoe	20,296	20,556	21,442
Proved developed reserves | MMBoe	12,133	11,953	12,930
Proved undeveloped reserves | MMBoe	8,163	8,603	8,512
Consolidated entities [member] | Natural gas [member]
Reserve Quantities [Line Items]
Proved developed and undeveloped reserves, Beginning balance | Bcfe	78,712	77,525	71,098
Revisions of previous estimates | Bcfe	(1,751)	(308)	(206)
Extensions and discoveries | Bcfe	3,350	4,770	9,764
Production | Bcfe	(3,423)	(3,275)	(3,131)
Proved developed and undeveloped reserves, Ending balance | Bcfe	76,888	78,712	77,525
Proved developed reserves | Bcfe	39,243	40,664	40,406
Proved undeveloped reserves | Bcfe	37,645	38,048	37,119
Consolidated entities [member] | Crude oil and condensate [member]
Reserve Quantities [Line Items]
Proved developed and undeveloped reserves, Beginning balance | MMBbls	7,438	8,521	10,593
Revisions of previous estimates | MMBbls	486	(747)	(1,663)
Improved recovery | MMBbls	98	93	106
Extensions and discoveries | MMBbls	346	492	457
Production | MMBbls	(887)	(921)	(972)
Proved developed and undeveloped reserves, Ending balance | MMBbls	7,481	7,438	8,521
Proved developed reserves | MMBbls	5,593	5,176	6,196
Proved undeveloped reserves | MMBbls	1,888	2,262	2,325
Equity method investments [member]
Reserve Quantities [Line Items]
Proved developed and undeveloped reserves, Beginning balance | MMBoe	562	563
Proved developed and undeveloped reserves, Ending balance | MMBoe	457	562	563
Equity method investments [member] | Natural gas [member]
Reserve Quantities [Line Items]
Proved developed and undeveloped reserves, Beginning balance | Bcfe	348	354
Proved developed and undeveloped reserves, Ending balance | Bcfe	372	348	354
Equity method investments [member] | Crude oil and condensate [member]
Reserve Quantities [Line Items]
Proved developed and undeveloped reserves, Beginning balance | MMBbls	504	504
Proved developed and undeveloped reserves, Ending balance | MMBbls	395	504	504